Note 16 - Properties, Plants, Equipment and Mine Development, net, and Lease Commitments - Major Components of Property, Plants, Equipment and mine development (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		$ 3,596,137	$ 3,406,084
Less accumulated depreciation, depletion and amortization		1,465,556	1,339,662
Net carrying value	$ 2,123,209	2,130,581	2,066,422
Mining properties, including asset retirement obligations
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		761,053	695,786
Development costs
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		523,775	476,315
Plants and equipment
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		1,377,237	1,289,306
Land
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		32,962	35,680
Mineral interests
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		828,829	842,431
Construction in progress
Financing Receivable, Past Due [Line Items]
Property, Plant and Equipment		$ 72,281	$ 66,566